Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) item	Sep. 30, 2020 USD ($) item	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Foreign Currency
Foreign currency translation adjustment (gains)/losses	¥ (104,920)	$ (15,453)	¥ 260,129
Exchange rate (RMB per USD 1.00)	6.7896			6.7896
Equity	¥ 8,026,652		(3,531,744)	$ 1,182,199		¥ (6,277,599)	¥ 6,821,145
Expected credit loss expense	5,945	$ 876	0
Expected credit loss provision - current	40,684			5,992
Expected credit loss provision - non-current	19,062			$ 2,808
Long-term Investments
Long-term investments, carrying value	339,942		115,325
Impairment recognized, long term investments	0		0
Impairment recognized, long-lived assets	25,757		75,278
Carrying value of the Group's long-term investments measured under the alternative measurement	822					0
Impairment of long-lived assets written off	10,147		0
Marketing and Advertising Expense
Advertising Expense	180,757		128,847
Retirement Benefits
Employee benefit expenses	256,682		434,335
Dividends
Dividends	¥ 0		¥ 0
Segment Reporting
Number of segments | item	1	1
Cumulative effect of adoption of new accounting standard, adjustment
Foreign Currency
Equity						¥ (22,969)
ASU No. 2016-13 | Cumulative effect of adoption of new accounting standard, adjustment
Foreign Currency
Equity					¥ 22,968
Expected credit loss provision - current					118,851
Expected credit loss provision - non-current					¥ 12,899